CONSOLIDATED BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
CONSOLIDATED BUSINESS SEGMENT INFORMATION [Abstract]
Business Segments
Detailed information on each business segment for the years ended December 31, 2018, 2017 and 2016 is disclosed below:

Year ended December 31, 2018
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenues	15,462,061	16,627,429	1,810,109	163,071	-	34,062,670
Intercompany revenues	598,414	-	-	-	(598,414)	-
Cost of sales	(5,164,278)	(10,485,998)	(1,054,245)	(82,203)	598,414	(16,188,310)
Administrative expenses	(835,134)	(84,062)	(35,980)	(6,637)	-	(961,813)
Selling expenses	(953,729)	(640,173)	(143,451)	(27,348)	-	(1,764,701)
Other operating expenses	(156,283)	(726,732)	(5,445)	(2,327)	-	(890,787)
Operating profit	8,951,051	4,690,464	570,988	44,556	-	14,257,059
Depreciation of property, plant and equipment	(1,880,377)	(113,737)	(228,969)	-	-	(2,223,083)

	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Total
Identifiable assets	45,246,427	9,040,987	7,554,646	100,967	61,943,027
Identifiable Liabilities	16,738,045	1,496,225	12,717,432	46,020	30,997,722

Year ended December 31, 2017
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenues	7,456,052	11,173,975	1,199,170	124,069	-	19,953,266
Intercompany revenues	245,161	-	-	-	(245,161)	-
Cost of sales	(4,178,865)	(7,271,556)	(655,830)	(74,592)	245,161	(11,935,682)
Administrative expenses	(597,122)	(93,720)	(36,475)	(6,557)	-	(733,874)
Selling expenses	(419,570)	(265,336)	(106,916)	(15,474)	-	(807,296)
Other operating expenses	(327,245)	64,694	(9,198)	154	-	(271,595)
Operating profit	2,178,411	3,608,057	390,751	27,600	-	6,204,819
Depreciation of property, plant and equipment	(1,695,112)	(95,318)	(229,786)	-	-	(2,020,216)

	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Total
Identifiable assets	34,792,004	6,846,690	3,069,476	145,257	44,853,427
Identifiable Liabilities	15,451,091	2,176,705	1,907,129	38,913	19,573,838

Year ended December 31, 2016
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenues	4,162,220	9,404,793	956,948	121,549	-	14,645,510
Intercompany revenues	138,502	-	-	-	(138,502)	-
Cost of sales	(3,259,674)	(6,407,872)	(433,877)	(62,503)	138,502	(10,025,424)
Administrative expenses	(784,885)	(61,573)	(27,850)	(6,459)	-	(880,767)
Selling expenses	(239,294)	(353,913)	(87,741)	(14,910)	-	(695,858)
Other operating expenses	(90,032)	(37,417)	(2,350)	(845)	-	(130,644)
Operating profit	(73,163)	2,544,018	405,130	36,832	-	2,912,817
Depreciation of property, plant and equipment	(1,884,543)	(87,926)	(122,949)	-	-	(2,095,418)